Cover Page	Oct. 29, 2026
Entity Addresses [Line Items]
Entity Address, Address Line One	101 Spear Street
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
Security Exchange Name	NYSE
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Twilio Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37806
Entity Tax Identification Number	26-2574840
City Area Code	415
Local Phone Number	390-2337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	TWLO
Entity Emerging Growth Company	false
Security Exchange Name	NYSE